Cover	Jun. 13, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 13, 2024
Current Fiscal Year End Date	--03-31
Entity File Number	000-56277
Entity Registrant Name	Dr. Foods, Inc
Entity Central Index Key	0001857910
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NV
Entity Address, Postal Zip Code	107-0062
Local Phone Number	81-90-6002-4978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false